Supplementary Financial Information (Schedule Of Other Deductions And (Income)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Professional fees	$ 2	$ 2	$ 5	$ 6	$ 9	$ 6	$ 10
InfraREIT Acquisition related costs							9
Recoverable Pension and OPEB - non-service costs	14	13	41	40	54	55	57
Non-recoverable pension and OPEB		1		2	3	4	4
Gain on sale of non-utility property		(1)	(11)	(1)
AFUDC – equity income	(9)	(6)	(23)	(19)	(27)	(29)	(10)
Interest and investment income					(8)	(4)	(5)
Interest and investment loss (income) – net	1	(1)	5	(8)
Other						1
Other	1		2	2			(2)
Total other deductions and (income) - net	$ 9	$ 8	$ 19	$ 22	$ 31	$ 33	$ 63